Annual Total Returns- Vanguard Total International Stock Index Fund (Retail Other) [BarChart] - Retail Other - Vanguard Total International Stock Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.56%)	18.14%	15.04%	(4.24%)	(4.37%)	4.65%	27.40%	(14.44%)	21.43%	11.16%